TRADE AND OTHER PAYABLES - Outstanding supply chain facilities used by the suppliers (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES
Financial liabilities	Rp 106,961	Rp 100,312
Liabilities under supplier finance arrangement
TRADE AND OTHER PAYABLES
Financial liabilities	475	257
Non-cash transfers from trade payables to liabilities	Rp 115	Rp 61
Liabilities under supplier finance arrangement | Minimum
TRADE AND OTHER PAYABLES
Range of payment due dates	1 month	1 month
Liabilities under supplier finance arrangement | Maximum
TRADE AND OTHER PAYABLES
Range of payment due dates	3 months	3 months
Total amount of which the supplier has received payment from finance provider
TRADE AND OTHER PAYABLES
Financial liabilities	Rp 473	Rp 257